Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	52 Months Ended	60 Months Ended	72 Months Ended	73 Months Ended	81 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000115425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical All Asset Fund
Average Annual Return, Percent	(3.08%)					0.51%				1.66%
C000056130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical All Asset Fund
Average Annual Return, Percent	(2.94%)					0.66%				1.81%
C000084926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical All Asset Fund
C000056131
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical All Asset Fund
C000056132
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical All Asset Fund
C000115426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical All Asset Fund
C000214244
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Bond Fund
Average Annual Return, Percent	(4.85%)						3.38%
C000214245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Bond Fund
C000214243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Bond Fund
C000214242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Bond Fund
C000245140
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Growth Fund
C000245137
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Growth Fund
C000108313
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Income Fund
Average Annual Return, Percent	(2.79%)					0.36%				2.03%
C000108314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Income Fund
C000108315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Income Fund
C000108316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Core Income Fund
C000207097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Municipal Fund
Average Annual Return, Percent	(7.47%)					0.22%			1.26%
C000214793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Municipal Fund
C000207099
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Municipal Fund
C000207098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Municipal Fund
C000207096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Municipal Fund
C000227417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Risk Spectrum 30 Fund
C000227418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Risk Spectrum 30 Fund
C000227423
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Risk Spectrum 50 Fund
Average Annual Return, Percent	(1.76%)				0.22%
C000227422
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Risk Spectrum 50 Fund
C000227421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Risk Spectrum 50 Fund
C000227420
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Risk Spectrum 50 Fund
C000227426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Risk Spectrum 70 Fund
C000227425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ocean Park Tactical Risk Spectrum 70 Fund
Without Sales Load [Member] | C000115425
Average Annual Return [Line Items]
Average Annual Return, Percent	0.72%					1.70%				2.26%
Without Sales Load [Member] | C000056130
Average Annual Return [Line Items]
Average Annual Return, Percent	0.86%					1.86%				2.42%
Without Sales Load [Member] | C000084926
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%					1.09%				1.65%
Without Sales Load [Member] | C000056131
Average Annual Return [Line Items]
Average Annual Return, Percent	0.89%					1.87%				2.42%
Without Sales Load [Member] | C000056132
Average Annual Return [Line Items]
Average Annual Return, Percent	1.13%					2.11%				2.67%
Without Sales Load [Member] | C000115426
Average Annual Return [Line Items]
Average Annual Return, Percent	0.70%					1.69%				2.26%
Without Sales Load [Member] | C000214244
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.15%)						4.40%
Without Sales Load [Member] | C000214245
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.89%)					1.73%	3.67%
Without Sales Load [Member] | C000214243
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.87%)					2.75%	4.66%
Without Sales Load [Member] | C000214242
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.30%)					2.34%	4.25%
Without Sales Load [Member] | C000245140
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	10.40%
Without Sales Load [Member] | C000245137
Average Annual Return [Line Items]
Average Annual Return, Percent	2.54%	9.96%
Without Sales Load [Member] | C000108313
Average Annual Return [Line Items]
Average Annual Return, Percent	1.00%					1.56%				2.64%
Without Sales Load [Member] | C000108314
Average Annual Return [Line Items]
Average Annual Return, Percent	0.36%					0.94%				2.03%
Without Sales Load [Member] | C000108315
Average Annual Return [Line Items]
Average Annual Return, Percent	1.00%					1.55%				2.64%
Without Sales Load [Member] | C000108316
Average Annual Return [Line Items]
Average Annual Return, Percent	1.42%					1.97%				3.04%
Without Sales Load [Member] | C000207097
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.85%)					1.41%			2.16%
Without Sales Load [Member] | C000214793
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.57%)					0.65%		0.43%
Without Sales Load [Member] | C000207099
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.98%)					1.26%			1.97%
Without Sales Load [Member] | C000207098
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.70%)					1.60%			2.34%
Without Sales Load [Member] | C000207096
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.54%)					1.72%			2.46%
Without Sales Load [Member] | C000227417
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%			5.82%
Without Sales Load [Member] | C000227418
Average Annual Return [Line Items]
Average Annual Return, Percent	1.36%			5.23%
Without Sales Load [Member] | C000227423
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%				1.60%
Without Sales Load [Member] | C000227422
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%				0.86%
Without Sales Load [Member] | C000227421
Average Annual Return [Line Items]
Average Annual Return, Percent	2.36%				1.86%
Without Sales Load [Member] | C000227420
Average Annual Return [Line Items]
Average Annual Return, Percent	1.98%				1.48%
Without Sales Load [Member] | C000227426
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%		7.50%
Without Sales Load [Member] | C000227425
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%		7.02%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	5.43%					2.38%				3.87%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	5.43%					2.38%				3.87%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	5.43%					2.38%				3.87%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	5.43%					2.38%				3.87%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	5.43%					2.38%				3.87%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	5.43%					2.38%				3.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%						0.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%					(0.45%)	0.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%					(0.45%)	0.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%					(0.45%)	0.73%
Morningstar US Market TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	26.19%
Morningstar US Market TR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	26.19%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%					(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%					(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%					(0.45%)				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%					(0.45%)				1.84%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%					0.86%			2.22%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%					0.86%		1.32%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%					0.86%			2.22%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%					0.86%			2.22%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%					0.86%			2.22%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	5.43%			8.21%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	5.43%			8.21%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	7.97%				3.47%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	7.97%				3.47%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	7.97%				3.47%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	7.97%				3.47%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	10.43%		12.27%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	10.43%		12.27%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%						5.17%
ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	7.31%						5.04%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%					5.55%	5.17%
ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	7.31%					5.59%	5.04%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%					5.55%	5.17%
ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	7.31%					5.59%	5.04%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	7.41%					5.55%	5.17%
ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Average Annual Return, Percent	7.31%					5.59%	5.04%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%	24.48%
Morningstar Global Markets ex US NR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%	20.29%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%	24.48%
Morningstar Global Markets ex US NR USD
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%	20.29%